EMPLOYEE BENEFIT PLANS (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Defined Benefit Plans
Amounts recognized in accumulated other comprehensive loss (income):
Net actuarial loss	$ 449	$ 368
Prior service cost	(42)	(22)
Transition obligation	1	1
Total	408	347
Amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost during the next fiscal year
Actuarial loss	34
Prior service cost	(6)
Total	28
Components of net periodic benefit cost
Service cost	26	23	21
Interest cost	42	44	40
Expected return on plan assets	(48)	(47)	(42)
Amortization of prior service cost	(6)	(4)	(5)
Amortization of actuarial loss	21	16	11
Net periodic benefit cost	35	32	25
Non-U.S. Defined Benefit Plans
Amounts recognized in accumulated other comprehensive loss (income):
Net actuarial loss	867	636
Prior service cost	4	2
Total	871	638
Amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost during the next fiscal year
Actuarial loss	50
Prior service cost	1
Total	51
Components of net periodic benefit cost
Service cost	32	44	44
Interest cost	102	110	102
Expected return on plan assets	(133)	(140)	(121)
Amortization of prior service cost	(1)	(2)	(1)
Amortization of actuarial loss	28	21	19
Settlement loss	13
Special termination benefits		8
Net periodic benefit cost	41	41	43
U.S. Other Postretirement Benefit Plans
Amounts recognized in accumulated other comprehensive loss (income):
Net actuarial loss	32	25
Prior service cost	(8)	(10)
Total	24	15
Amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost during the next fiscal year
Actuarial loss	2
Prior service cost	(3)
Total	(1)
Components of net periodic benefit cost
Service cost	4	3	3
Interest cost	6	7	7
Amortization of prior service cost	(3)	(3)	(3)
Amortization of actuarial loss	2	2	1
Net periodic benefit cost	10	9	8
Non-U.S. Other Postretirement Benefit Plans
Amounts recognized in accumulated other comprehensive loss (income):
Net actuarial loss	1	1
Total	1	1
Components of net periodic benefit cost
Interest cost	1	1
Net periodic benefit cost	$ 1	$ 1